Operating Leases (FY) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Leases [Abstract]
Schedule of Operating Lease Liabilities and Right-of-Use Assets on Balance Sheet
Operating lease liabilities and right-of-use assets were recorded in the following captions of our balance sheet were as follows (in thousands):
	March 31, 2022	December 31, 2021
Right-of Use Assets:
Other assets	$667	$724
Total Right-of-Use Asset	$667	$724

Operating Lease Liabilities:
Accrued liabilities	$205	$229
Other long-term liabilities	421	485
Total Operating Lease Liabilities	$626	$714

Operating lease liabilities and right-of-use assets were recorded in the following captions of our balance sheet as follows (in thousands):
	December 31, 2021	December 31, 2020
Right-of Use Assets:
Other assets	$724	$574
Total Right-of-Use Asset	$724	$574

Operating Lease Liabilities:
Accrued liabilities	$229	$370
Other long-term liabilities	485	254
Total Operating Lease Liabilities	$714	$624

Schedule of Future Minimum Lease Payments Under Lease Agreements	Future minimum lease payments under the lease agreements as of March 31, 2022 were as follows (in thousands):
Years ended	Operating Leases
2022	181
2023	217
2024	190
2025	143
Total lease payments	731
Less: Amounts representing interest	(105)
Present value of lease liabilities	$626
Future minimum lease payments under the lease agreements as of December 31, 2021 were as follows (in thousands):
Years ended	Operating Leases
2022	$286
2023	217
2024	190
2025	143
Total lease payments	836
Less: Amounts representing interest	(122)
Present value of lease liabilities	$714